Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	China Online Education Group
Entity File Number	001-37790
Entity Address, Address Line One	6th Floor Deshi Building North,
Entity Address, Address Line Two	Shangdi Street, Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Central Index Key	0001659494
Current Fiscal Year End Date	--12-31
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
ADS
Title of 12(b) Security	American Depositary Shares, each representing fifteen Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Trading Symbol	COE
Entity Common Stock, Shares Outstanding	2,092,500
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	193,953,398
Class B ordinary shares
Entity Common Stock, Shares Outstanding	129,687,166
Business Contact
Contact Personnel Name	Min Xu
Entity Address, Address Line One	6th Floor Deshi Building North,
Entity Address, Address Line Two	Shangdi Street, Haidian District
Entity Address, City or Town	Beijing
Contact Personnel Email Address	ir@51talk.com
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
City Area Code	86
Local Phone Number	10-8342 6262
Ordinary Shares
Entity Common Stock, Shares Outstanding	323,640,564